                USAA Life Insurance Company
                Variable Universal Life
                ================================================================
                Annual Report

                December 31, 1998

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

Table of Contents
====================================================================================================================================


                                                           USAA Life Insurance Separate Account...........................A-7 - A-17


                                                           Overview of the Variable Universal Life Fund Accounts.................A-8

                                                           Independent Auditors' Report..........................................A-9

                                                           Statements of Assets and Liabilities.................................A-10

                                                           Statements of Operations.............................................A-11

                                                           Statements of Changes in Net Assets..................................A-12

                                                           Notes to Financial Statements........................................A-14


                                                           USAA Life Investment Trust....................................B-19 - B-71

                                                           USAA Life Fund Overviews......................................B-21 - B-38

                                                           Independent Auditors' Report.........................................B-39

                                                           Portfolios of Investments.....................................B-40 - B-59

                                                           Notes to Portfolios of Investments...................................B-60

                                                           Statements of Assets and Liabilities.................................B-62

                                                           Statements of Operations.............................................B-63

                                                           Statements of Changes in Net Assets..................................B-64

                                                           Notes to Financial Statements........................................B-66


                                                           Scudder Variable Life Investment Fund (VLIF)
                                                             Capital Growth Portfolio...................................C-73 - C-94
                                                           Letter from the Fund's President....................................C-75
                                                           Capital Growth Portfolio Management Discussion......................C-76
                                                           Capital Growth Performance Update...................................C-77
                                                           Capital Growth Portfolio Summary....................................C-78
                                                           Investment Portfolios, Financial Statements, and Financial Highlights
                                                             Capital Growth Portfolio...................................C-79 - C-87
                                                           Notes to Financial Statements.......................................C-88

                                                           The Alger American Fund
                                                             Alger American Growth Portfolio...........................D-95 - D-108
                                                           Schedule of Investments............................................D-100
                                                           Financial Highlights...............................................D-102
                                                           Statement of Assets and Liabilities................................D-103
                                                           Statement of Operations............................................D-104
                                                           Statement of Changes in Net Assets.................................D-105
This report is for the information of USAA Life            Notes to Financial Statements......................................D-106
Variable Universal Life policyowners and others
who have received a copy of the currently effective        BT Insurance Funds Trust...................................E-109 - E-172
Variable Universal prospectus. It may be used as           Equity 500 Index Fund......................................E-110 - E-125
sales literature only when preceded or accompanied         Small Cap Index Fund.......................................E-126 - E-153
by a current prospectus which includes complete            EAFE(R) Equity Index Fund..................................E-154 - E-172
information. The USAA Life Variable Universal Life
policy is distributed by USAA Investment Management
Company, a registered broker dealer.

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

                                                             USAA Life Insurance
                                                                Separate Account
================================================================================
                                                                   Annual Report
                                                               December 31, 1998

                 Life Insurance Separate Account of USAA Life
--------------------------------------------------------------------------------
                                  An Overview

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Accumulation
                                                                                                  Unit Value    AUV Total Return/1/
                                                                                                   (AUV) at       Since Inception
  Variable Fund Account                        Objective                                           12/31/98         to 12/31/98/2/
------------------------------------------------------------------------------------------------------------------------------------

              USAA Life       Seeks the highest level of current income consistent with              $ 1.18             0.80%
           Money Market       preservation of capital and maintenance of liquidity
------------------------------------------------------------------------------------------------------------------------------------

       USAA Life Income       Seeks maximum current income                                           $14.09             1.72%
                              without undue risk to principal
------------------------------------------------------------------------------------------------------------------------------------

              USAA Life       Seeks capital growth and current income                                $20.47            20.17%
      Growth and Income
------------------------------------------------------------------------------------------------------------------------------------

              USAA Life       Seeks long-term capital appreciation                                   $17.86            18.53%
           World Growth/3/
------------------------------------------------------------------------------------------------------------------------------------

              USAA Life       Seeks long-term capital growth, consistent with preservation           $17.97            11.64%
     Diversified Assets       of capital and balanced by current income
------------------------------------------------------------------------------------------------------------------------------------

              USAA Life       Appreciation of capital                                                $13.99            47.36%
      Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------

USAA Life International/3/    Capital appreciation with current income                               $10.42            11.52%
                              as a secondary objective
------------------------------------------------------------------------------------------------------------------------------------

   Scudder VLIF Capital       Seeks to maximize long-term capital growth                             $24.45            30.62%
       Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------

         Alger American       Seeks long-term capital appreciation                                   $26.81            36.58%
       Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------

             BT EAFE(R)       Seeks to match (before expenses) the total return of the Morgan        $10.39            15.76%
           Equity Index/3/    Stanley Capital International Europe Australia Far East (EAFE)
                              Index, a capitalization-weighted index containing approximately
                              1,100 equity securities
------------------------------------------------------------------------------------------------------------------------------------

     BT Small Cap Index       Seeks to match (before expenses) the total return of the Russell       $ 8.83            24.52%
                              2000(R) Index, an index consisting of approximately 2,000
                              small-capitalization common stocks
------------------------------------------------------------------------------------------------------------------------------------

    BT Equity 500 Index       Seeks to match (before expenses) the total return of the S&P           $11.00            27.81%
                              500(R) Index, an index emphasizing 500 large-capitalization stocks
------------------------------------------------------------------------------------------------------------------------------------

/1/  Total returns for periods of less than one year are not annualized. These returns are cumulative.
/2/  Inception date for all variable fund accounts for Variable Universal Life is 8/31/98 when sale of USAA Life's Variable
     Universal Life insurance policy began. Year-to-date performance numbers reflect experience since USAA Life began selling the product. All other data reflects the actual performance for the underlying funds in which the Life Insurance Separate Account invests, adjusted to reflect a deduction of the M&E risk charge and a $5 monthly recurring maintenance charge. M&E charges total 0.75% on an annual basis. The performance figures above do not reflect the cost of insurance protection, or the $10 administration charge (first policy year only), and, if they did, the performance quoted above would be significantly lower.
     Investors should ask for a personal illustration that shows the effect on performance of the cost of insurance, other charges, and other variables.
/3/  Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability, which are discussed in the Variable Universal Life prospectus.

The performance data quoted represent past performance and do not represent the actual experience of amounts invested by a particular owner. Past performance is not a guarantee of future returns. * An investment in the USAA Life Money Market Fund is not insured or guaranteed by the F. D. I. C. or any other Government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. * The principal value contributed to the other fund accounts will fluctuate. When Variable Universal Life accumulation units are redeemed, they may be worth more or less than their original cost. * Because accumulation units are part of an insurance policy, actual performance should always be considered in conjunction with the policy's fees, cash value, and death benefit. * For more complete information about USAA Life's Variable
Universal Life, including the charges, fees, expenses, cash values, and death benefits, consult the prospectus. * This product is not yet available in all states. This product is known in some states as Flexible Premium Variable Life. * USAA Life's Variable
Universal Life is distributed by USAA Investment Management Company, a registered broker dealer.

----------------------------
A-8    Annual Report    1998

      The Life Insurance Separate Account of USAA Life Insurance Company
--------------------------------------------------------------------------------

                         Independent Auditors' Report


To the Board of Directors of USAA Life Insurance Company and Policyowners of the Life Insurance Separate Account of USAA Life Insurance Company:

We have audited the accompanying statements of assets and liabilities as of December 31, 1998, the related statements of operations, the statements of changes in net assets, and the unit value information presented in note 6 for the period August 31, 1998 (commencement of operations) through December 31, 1998, for the USAA Life Money Market Fund Account, USAA Life Income Fund Account, USAA Life Growth and Income Fund Account, USAA Life World Growth Fund Account, USAA Life Diversified Assets Fund Account, USAA Life Aggressive Growth Fund Account, USAA Life International Fund Account, the Fund Account of the Capital Growth Portfolio-Class A shares of the Scudder Variable Life Investment Fund (Scudder VLIF Capital Growth Portfolio Fund Account), the Fund Account of the American Growth Portfolio of the Alger American Fund (Alger American Growth Portfolio Fund Account), and the Fund Accounts of the Equity 500 Index Fund, Small Cap Index Fund and EAFE(R) Equity Index Fund, which are funds of the Bankers Trust (BT) Insurance Funds Trust series (BT Equity 500 Index Fund Account, BT Small Cap Index Fund Account, and BT EAFE(R) Equity Index Fund Account), available within the Life Insurance Separate Account of USAA Life Insurance Company. These financial statements and unit value information are the responsibility of the Life Insurance Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and unit value information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1998, were verified by examination of the underlying portfolios of the USAA Life Investment Trust or through confirmation for the Scudder, Alger, and BT Insurance Funds Trust Funds' portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and unit value information referred to above present fairly, in all material respects, the financial position of the aforementioned fund accounts of the Life Insurance Separate Account of USAA Life Insurance Company as of December 31, 1998, and the results of their operations, the changes in their net assets, and the unit value information for the period August 31, 1998 (commencement of operations), through December 31, 1998, in conformity with generally accepted accounting principles.


San Antonio, Texas                                         /s/KPMG LLP
February 5, 1999                                              KPMG LLP

                                                        ------------------------
                                                        1998  Annual Report  A-9

      The Life Insurance Separate Account of USAA Life Insurance Company
--------------------------------------------------------------------------------

                     Statements of Assets and Liabilities

Variable Fund Accounts (In Thousands, Except Per Unit Data)                                         December 31, 1998
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                       Investment at
                                                                               Fund Shares     Cost     Market Value
                                                                               -----------     ----    -------------
Assets
  Investments at market value:
    USAA Life Money Market Fund                                                     1          $  1        $     1
    USAA Life Income Fund                                                           -             -              -
    USAA Life Growth and Income Fund                                                1             3              3
    USAA Life World Growth Fund                                                     -             -              -
    USAA Life Diversified Assets Fund                                               3            39             38
    USAA Life Aggressive Growth Fund                                                -             -              -
    USAA Life International Fund                                                    -             -              -
    Scudder VLIF Capital Growth Portfolio - Class A Shares                          1             2              3
    Alger American Growth Portfolio                                                 -             -              -
    BT Equity 500 Index Fund                                                        1             3              3
    BT Small Cap Index Fund                                                         -             -              -
    BT EAFE(R) Equity Index Fund                                                    1             2              2
                                                                                               ----        -------
      Total investments                                                                        $ 50             50
  Other assets:
    Receivable from USAA Life Insurance Company                                                                  -
                                                                                                           -------
      Total assets                                                                                              50

Liabilities
  Payable to USAA Life Insurance Company                                                                         -
                                                                                                           -------
      Net assets                                                                                           $    50
                                                                                                           =======

                                                                                               Accumulation
                                                                           Fund Account Units   Unit Value  Reserves
                                                                           ------------------  ------------ --------
Net assets

    USAA Life Money Market Fund Account                                             1           $ 1.178565   $   1
    USAA Life Income Fund Account                                                   -            14.089499       -
    USAA Life Growth and Income Fund Account                                        1            20.468785       3
    USAA Life World Growth Fund Account                                             -            17.860722       -
    USAA Life Diversified Assets Fund Account                                       2            17.974654      38
    USAA Life Aggressive Growth Fund Account                                        -            13.993064       -
    USAA Life International Fund Account                                            -            10.417977       -
    Scudder VLIF Capital Growth Portfolio Fund Account                              1            24.448446       3
    Alger American Growth Portfolio Fund Account                                    -            26.806157       -
    BT Equity 500 Index Fund Account                                                1            11.003536       3
    BT Small Cap Index Fund Account                                                 -             8.825971       -
    BT EAFE(R) Equity Index Fund Account                                            1            10.386978       2
                                                                                                            ------
      Net assets attributable to policyowners' reserves                                                     $   50
                                                                                                            ======

See accompanying Notes to Financial Statements on page A-14.


----------------------------
A-10   Annual Report    1998

      The Life Insurance Separate Account of USAA Life Insurance Company
--------------------------------------------------------------------------------

                           Statements of Operations

          Variable Fund Accounts (In Thousands)                                                Period Ended December 31, 1998*
------------------------------------------------------------------------------------------------------------------------------------

                            USAA Life            USAA Life    World     USAA Life  USAA Life USAA Life Scudder VLIF       Alger
                              Money   USAA Life   Growth     USAA Life Diversified Aggressive  Inter-    Capital         American
                              Market    Income   and Income   Growth     Assets      Growth   national    Growth          Growth
                               Fund      Fund       Fund       Fund       Fund        Fund      Fund  Portfolio Fund  Portfolio Fund
                              Account   Account   Account     Account    Account     Account   Account    Account         Account
                              -------   -------   -------     -------    -------     -------   -------    -------         -------
Net investment income:
  Income dividends and
   capital gains distributions $   -     $   -     $   -       $    -     $   2       $    -    $   -      $   -           $   -
                               -----     -----     -----       ------     -----       ------    -----      -----           -----
  Expenses
   Mortality and expense
    risk charge                    -         -         -            -         -            -        -          -               -
                               -----     -----     -----       ------     -----       ------    -----      -----           -----
     Net investment income         -         -         -            -         2            -        -          -               -
                               -----     -----     -----       ------     -----       ------    -----      -----           -----
Net realized and unrealized
gain (loss) on investments:
  Net realized gain                -         -         -            -         -            -        -          -               -
  Change in net unrealized
   appreciation/depreciation       -         -         -            -        (1)           -        -          1               -
                               -----     -----     -----       ------     -----       ------    -----      -----           -----
    Net realized and
     unrealized gain (loss)
     on investments                -         -         -            -        (1)           -        -          1               -
                               -----     -----     -----       ------     -----       ------    -----      -----           -----
Increase in net assets
 resulting from operations     $   -     $   -     $   -       $    -     $   1       $    -    $   -      $   1           $   -
                               =====     =====     =====       ======     =====       ======    =====      =====           =====

                                BT         BT         BT
                           Equity 500   Small Cap  EAFE(R) Equity
                           Index Fund  Index Fund  Index Fund
                             Account     Account    Account
                             -------     -------    -------
Net investment income:
 Income dividends and capital
  gains distributions          $   -     $   -     $   -
 Expenses
  Mortality and expense
   risk charge                     -         -         -
                               -----     -----     -----
     Net investment income         -         -         -
                               -----     -----     -----
Net realized and unrealized
gain (loss) on investments:
 Net realized gain                 -         -         -
 Change in net unrealized
  appreciation/depreciation        -         -         -
                               -----     -----     -----
     Net realized and
      unrealized gain (loss)
      on investments               -         -         -
                               -----     -----     -----
Increase in net assets
 resulting from operations     $   -     $   -     $   -
                               =====     =====     =====


* Variable fund accounts commenced operations August 31, 1998.
  See accompanying Notes to Financial Statements on page A-14.


                                                       ------------------------
                                                       1998  Annual Report A-11

      The Life Insurance Separate Account of USAA Life Insurance Company
--------------------------------------------------------------------------------

                      Statements of Changes in Net Assets

Variable Fund Accounts (In Thousands)      Period Ended December 31, 1998*
--------------------------------------------------------------------------------

                                      USAA Life                  USAA Life          USAA Life Growth               USAA Life
                              Money Market Fund Account    Income Fund Account   and Income Fund Account   World Growth Fund Account

                              -------------------------    -------------------   -----------------------   -------------------------

Increase in net assets
From operations:
 Net investment income                $   -                      $     -               $    -                        $    -
 Net realized gain
  on investments                          -                            -                    -                             -
 Change in net unrealized
  appreciation/depreciation               -                            -                    -                             -
                                      -----                      -------               ------                        ------
 Increase in net assets
  resulting from operations               -                            -                    -                             -
                                      -----                      -------               ------                        ------
From policy transactions:
 Units issued                            48                            -                    3                             -
 Units redeemed                         (47)                           -                    -                             -
                                      -----                      -------               ------                        ------
 Increase in net assets
  from policy transactions                1                            -                    3                             -
                                      -----                      -------               ------                        ------
 Net increase in net assets               1                            -                    3                             -
Net assets:
 Beginning of period                      -                            -                    -                             -
                                      -----                      -------               ------                        ------
 End of period                        $   1                      $     -               $    3                        $    -
                                      =====                      =======               ======                        ======
Units issued and redeemed:
 Beginning balance                        -                            -                    -                             -
 Units issued                            46                            -                    1                             -
 Units redeemed                         (45)                           -                    -                             -
                                      -----                      -------               ------                        ------
 Ending balance                           1                            -                    1                             -
                                      =====                      =======               ======                        ======


                                                                                          BT Equity        BT Small     BT EAFE(R)
                           Scudder VLIF Capital Growth        Alger American              500 Index       Cap Index    Equity Index
                              Portfolio Fund Account    Growth Portfolio Fund Account    Fund Account    Fund Account  Fund Account
                           ---------------------------  -----------------------------    ------------    ------------  ------------
Increase in net assets
From operations:
 Net investment income                $     -                    $     -                   $    -            $     -       $     -
 Net realized gain
  on investments                            -                          -                        -                  -             -
 Change in net unrealized
  appreciation/depreciation                 1                          -                        -                  -             -
                                      -------                    -------                   ------            -------       -------
 Increase in net assets
  resulting from operations                 1                          -                        -                  -             -
                                      -------                    -------                   ------            -------       -------
From policy transactions:
 Units issued                               4                          -                        3                  -             2
 Units redeemed                            (2)                         -                        -                  -             -
                                      -------                    -------                   ------            -------       -------
 Increase in net assets
  from policy transactions                  2                          -                        3                  -             2
                                      -------                    -------                   ------            -------       -------
 Net increase in net assets                 3                          -                        3                  -             2
Net assets:
 Beginning of period                        -                          -                        -                  -             -
                                      -------                    -------                   ------            -------       -------
 End of period                        $     3                    $     -                   $    3            $     -       $     2
                                      =======                    =======                   ======            =======       =======
Units issued and redeemed:
 Beginning balance                          -                          -                        -                  -             -
 Units issued                               1                          -                        1                  -             1
 Units redeemed                             -                          -                        -                  -             -
                                      -------                    -------                   ------            -------       -------
 Ending balance                             1                          -                        1                  -             1
                                      =======                    =======                   ======            =======       =======

----------------------------
A-12   Annual Report    1998

      The Life Insurance Separate Account of USAA Life Insurance Company
--------------------------------------------------------------------------------

                      Statements of Changes in Net Assets

Variable Fund Accounts (In Thousands)          Period Ended December 31, 1998*
--------------------------------------------------------------------------------

  USAA Life Diversified       USAA Life Aggressive       USAA Life International
   Assets Fund Account         Growth Fund Account            Fund Account
  ---------------------       --------------------       -----------------------

        $      2                   $       -                     $     -

               -                           -                           -

              (1)                          -                           -
        --------                   ---------                     -------
               1                           -                           -
        --------                   ---------                     -------
              37                           -                           -
               -                           -                           -
        --------                   ---------                     -------
              37                           -                           -
        --------                   ---------                     -------
              38                           -                           -

               -                           -                           -
        --------                   ---------                     -------
        $     38                   $       -                     $     -
        ========                   =========                     =======
               -                           -                           -
               2                           -                           -
               -                           -                           -
        --------                   ---------                     -------
               2                           -                           -
        ========                   =========                     =======








* Variable fund accounts commenced operations August 31, 1998.
  See accompanying Notes to Financial Statements on page A-14.


                                                       -------------------------
                                                       1998  Annual Report  A-13

      The Life Insurance Separate Account of USAA Life Insurance Company
--------------------------------------------------------------------------------

                         Notes To Financial Statements

                                                               December 31, 1998
--------------------------------------------------------------------------------

1) Organization

The Life Insurance Separate Account of USAA Life Insurance Company is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment account of USAA Life Insurance Company (USAA Life), a wholly owned subsidiary of the United Services Automobile Association (USAA). The Life Insurance Separate Account commenced operation August 31, 1998.

The Life Insurance Separate Account is divided into twelve variable fund accounts, each of which invests in a corresponding fund. The funds' objectives can be found on page A-8 in this report. Units of the Life Insurance Separate Account are sold only in connection with the Variable Universal Life Policy.

The fund accounts available within the Life Insurance Separate Account include: the USAA Life Money Market Fund Account, USAA Life Income Fund Account, USAA Life Growth and Income Fund Account, USAA Life World Growth Fund Account, USAA Life Diversified Assets Fund Account, USAA Life Aggressive Growth Fund Account, and USAA Life International Fund Account; the Fund Account of the Capital Growth Portfolio-Class A shares of the Scudder Variable Life Investment Fund (Scudder VLIF Capital Growth Portfolio Fund Account); the Fund Account of the American Growth Portfolio of the Alger American Fund (Alger American Growth Portfolio Fund Account); the Fund Accounts of the Equity 500 Index Fund, Small Cap Index Fund and EAFE(R) Equity Index Fund, which are funds of the Bankers Trust (BT) Insurance Funds Trust series (BT Equity 500 Index Fund Account, BT Small Cap Index Fund Account, and BT EAFE(R) Equity Index Fund Account), available within the Life Insurance Separate Account of USAA Life Insurance Company.

The assets of the Life Insurance Separate Account are the property of USAA Life and are not chargeable with liabilities arising out of any other business of USAA Life.

2) Summary Of Significant Accounting Policies

Security Valuation

Investments in mutual fund securities are carried in the Statements of Assets and Liabilities at net asset value as reported by the fund. Gains or losses on securities transactions are determined on the basis of the first-in first-out
(FIFO) cost method. Security transactions are recorded on the trade date. Dividend income, if any, is recorded on ex-dividend date.

Distributions

The net investment income (loss) and realized capital gains of the Life Insurance Separate Account are not distributed, but instead are retained and reinvested for the benefit of unit owners.

Federal Income Tax

Operations of the Life Insurance Separate Account are included in the federal income tax return of USAA Life, which is taxed as a "Life Insurance Company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operation of the Life Insurance Separate Account.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

3) Related Party Transactions

During the year ended December 31, 1998, advisory and administrative fees of $1.1 million were paid or payable to USAA Investment Management Company (USAA
IMCO) by the funds of the USAA Life Investment Trust (the Trust). USAA IMCO is indirectly wholly owned by USAA. The funds' advisory fees are computed on an annualized rate of 0.20% of the monthly average net assets for each calendar month of each fund of the Trust except for the USAA Life Aggressive Growth Fund, which accrues at an annualized rate of 0.50%, and USAA Life International Fund, which accrues at an annualized rate of 0.65%. The funds are an investment option for both the Variable Universal Life Policy and the Flexible Premium Deferred Combination Fixed and Variable Annuity Contract. Administrative fees are based on estimated time incurred to provide such services.



----------------------------
A-14   Annual Report    1998

      The Life Insurance Separate Account of USAA Life Insurance Company
--------------------------------------------------------------------------------

                         Notes To Financial Statements

         (Continued)                                December 31, 1998
--------------------------------------------------------------------------------

4) Expenses

A mortality and expense risk charge is deducted by USAA Life from the Life Insurance Separate Account on a daily basis which is equal, on an annual basis, to 0.75% of the daily net assets of each variable fund account. The mortality risk assumed is that insureds may live for a shorter period of time than estimated. Thus a greater amount of death benefits than expected will be payable. The expense risk assumed by USAA Life is that the costs of administering the policies and the Life Insurance Separate Account may exceed the amount recovered from the policy maintenance and administration expense charges. The mortality and expense risk charge is guaranteed by USAA Life and cannot be increased.

The following expenses are charged to reimburse USAA Life for the expenses it incurs in the establishment and maintenance of the policies and each variable fund account. On the policy's effective date, and each monthly anniversary thereafter, certain monthly charges will be deducted by USAA Life through a redemption of units from the cash value of the policy. The monthly deduction will include cost of insurance charges, charges for any optional insurance benefits provided by rider, an administrative charge of $10 during the first twelve policy months, and a recurring maintenance charge of $5. For the period ended December 31, 1998, monthly deduction charges totaled approximately $1,000 and such charges have been classified as policy redemptions.

A transfer charge of $25 will be deducted for each value transfer between Variable Fund Accounts in excess of six per Policy Year. For each partial surrender of cash value, a charge equal to the lesser of $25 or 2% of the amount withdrawn will be deducted. This charge is also referred to as an "administrative processing fee." For full surrenders, the amount of the surrender charge will equal a percentage of the Annual Target Premium Payment specified in the policy. The number of years the policy has been in force at the time of surrender determines the applicable percentage.

A 3% premium charge is deducted from the policyholder's premium to compensate USAA Life for sales charges and taxes. The charge will be deducted from the policyholder's premium payments until the policyholder's gross amount of premium payments received exceeds the sum of the policyholder's Annual Target Premium payments payable over 10 years.

5) Year 2000 (unaudited)

Like other companies, the Life Insurance Separate Account could be adversely affected if the computer systems used by its service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. USAA Life is taking steps to address this potential year 2000 problem with respect to the computer systems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Life Insurance Separate Account's service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Life Insurance Separate Account from this problem.


                                                       -------------------------
                                                       1998  Annual Report  A-15

      The Life Insurance Separate Account of USAA Life Insurance Company
--------------------------------------------------------------------------------

                         Notes To Financial Statements

          (Continued)                              December 31, 1998
--------------------------------------------------------------------------------

6) UNIT VALUES

   A summary of unit values and units outstanding for variable universal life policies and the expense ratios, including expenses of the underlying funds, for the period is as follows:

                                                      USAA Life        USAA Life          USAA Life          USAA Life
                                                     Money Market        Income        Growth and Income    World Growth
                                                     Fund Account     Fund Account       Fund Account       Fund Account
                                                     Period Ended     Period Ended       Period Ended       Period Ended
                                                     December 31,     December 31,       December 31,       December 31,
                                                       1998 (a)         1998 (a)           1998 (a)           1998(a)
                                                     -------------------------------------------------------------------
At end of period:
  Accumulation units (000)                                    1                 -                 1                    -
  Accumulation unit value                            $ 1.178565        $14.089499        $20.468785           $17.860722
  Net assets (000)                                   $        1                 -        $        3                    -
Ratio of expenses to average net assets (b) (c)            1.10%             1.10%             1.10%                1.40%
Ratio of expenses to average net assets,
  excluding reimbursements (c)                             1.55%             1.30%             1.12%                1.41%


                                                     Scudder VLIF                         Alger American
                                                Capital Growth Portfolio                 Growth Portfolio
                                                     Fund Account                         Fund Account
                                                     Period Ended                         Period Ended
                                                     December 31,                         December 31,
                                                       1998 (a)                             1998 (a)
                                                ---------------------------------------------------------
At end of period:
  Accumulation units (000)                                    1                                   -
  Accumulation unit value                            $24.448446                          $26.806157
  Net assets (000)                                   $        3                                   -
Ratio of expenses to average net assets (b) (c)            1.26%                               1.54%
Ratio of expenses to average net assets,
  excluding reimbursements (c)                              N/A                                 N/A


                                                       BT Equity             BT Small         BT EAFE(R)
                                                      500 Index             Cap Index        Equity Index
                                                     Fund Account          Fund Account      Fund Account
                                                     Period Ended          Period Ended      Period Ended
                                                     December 31,          December 31,      December 31,
                                                       1998 (a)              1998 (a)          1998 (a)
                                                     -----------------------------------------------------
At end of period:
  Accumulation units (000)                                    1                     -                 1
  Accumulation unit value                            $11.003536            $ 8.825971        $10.386978
  Net assets (000)                                   $        3                     -        $        2
Ratio of expenses to average net assets (b), (c)           1.05%                 1.20%             1.40%
Ratio of expenses to average net assets,
  excluding reimbursements(c)                              1.94%                 2.33%             2.41%

----------------------------
A-16   Annual Report    1998

      The Life Insurance Separate Account of USAA Life Insurance Company
--------------------------------------------------------------------------------

                         Notes To Financial Statements

       (Continued)                                    December 31, 1998
--------------------------------------------------------------------------------




    USAA Life                     USAA Life                USAA Life
Diversified Assets            Aggressive Growth          International
  Fund Account                  Fund Account             Fund Account
  Period Ended                  Period Ended             Period Ended
  December 31,                  December 31,             December 31,
    1998 (a)                      1998 (a)                 1998 (a)
----------------------------------------------------------------------
           2                             -                        -
  $17.974654                    $13.993064               $10.417977
  $       38                             -                        -
        1.10%                         1.45%                    1.85%

        1.20%                         1.59%                    2.10%








(a) Variable fund accounts commenced operations August 31, 1998 with the following initial unit values per unit:


        USAA Life Money Market Fund Account                     $ 1.162018
        USAA Life Income Fund Account                           $13.766435
        USAA Life Growth and Income Fund Account                $16.937712
        USAA Life World Growth Fund Account                     $14.981795
        USAA Life Diversified Assets Fund Account               $16.007256
        USAA Life Aggressive Growth Fund Account                $ 9.446371
        USAA Life International Fund Account                    $ 9.285958
        Scudder VLIF Capital Growth Portfolio Fund Account      $18.614844
        Alger American Growth Portfolio Fund Account            $19.521151
        BT Equity 500 Index Fund Account                        $ 8.561922
        BT Small Cap Index Fund Account                         $ 7.048653
        BT EAFE(R) Equity Index Fund Account                    $ 8.920584

(b) The information is based on actual expenses to the policyowner for the period, including the expenses of the underlying fund, after giving effect to reimbursement of fund expenses by USAA Life.

(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.


                                                       -------------------------
                                                       1998  Annual Report  A-17
                      this page left blank intentionally

                          USAA LIFE INSURANCE COMPANY


                To discuss your Variable Universal Life policy,
                   call an Account Representative toll free

                                1-800-531-8303
                           (456-9035 in San Antonio)

                      ----------------------------------

                If you wish to discuss your particular policy, transfer money from one fund account to another or select a payout option, call a Service Representative toll free

                                1-800-531-4256

                      ----------------------------------


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Copyright (C) 1999, USAA. All rights reserved.                        33835-0299